Schedule of Investments - Virtus WMC International Dividend ETF

July 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 99.4%
Australia - 12.9%
Aurizon Holdings Ltd.	24,465	$69,301
BHP Group Ltd.	7,286	286,001
BHP Group PLC	1,576	50,911
Fortescue Metals Group Ltd.	6,184	113,044
Magellan Financial Group Ltd.	437	15,672
Rio Tinto Ltd.	872	85,378
Rio Tinto PLC	2,821	239,233
Transurban Group	753	7,902
Wesfarmers Ltd.	1,993	89,421
Total Australia		956,863
Belgium - 0.8%
Ageas SA/NV	357	18,871
Proximus SADP	2,086	42,871
Total Belgium		61,742
Canada - 9.1%
Algonquin Power & Utilities Corp.	4,349	69,300
Bank of Nova Scotia (The)	1,140	71,154
BCE, Inc.	1,699	84,800
Canadian Imperial Bank of Commerce	635	73,837
Enbridge, Inc.	1,865	73,518
Great-West Lifeco, Inc.	1,810	54,463
IGM Financial, Inc.	959	33,845
Power Corp. of Canada	1,122	35,811
Royal Bank of Canada	174	17,598
TC Energy Corp.	1,350	65,812
TELUS Corp.	3,268	72,584
Toronto-Dominion Bank (The)	306	20,345
Total Canada		673,067
China - 0.2%
BOC Hong Kong Holdings Ltd.	5,527	17,781
Denmark - 1.5%
Coloplast A/S Class B	87	15,913
Novo Nordisk A/S Class B	737	68,164
Tryg A/S	996	24,626
Total Denmark		108,703
Finland - 2.0%
Fortum OYJ	871	24,012
Kone OYJ Class B	929	76,944
Nordea Bank Abp	1,614	18,918
Orion OYJ Class B	558	23,756
Sampo OYJ Class A	156	7,517
Total Finland		151,147
France - 6.5%
Amundi SA(1)	108	9,980
AXA SA	2,756	71,533
Bouygues SA	269	10,368
Danone SA	306	22,527
La Francaise des Jeux SAEM(1)	231	12,359
Orange SA	4,535	50,542
Sanofi	2,348	241,989
TotalEnergies SE	1,532	66,696
Total France		485,994
Germany - 7.9%
Allianz SE	933	232,423
BASF SE	934	73,369
Security Description	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Daimler AG	660	$58,939
Deutsche Post AG	947	64,156
E.ON SE	1,617	19,895
SAP SE	166	23,796
Siemens AG	537	83,819
Telefonica Deutschland Holding AG	11,513	31,057
Total Germany		587,454
Hong Kong - 4.2%
CK Infrastructure Holdings Ltd.	3,121	18,856
CLP Holdings Ltd.	1,491	15,387
Hang Seng Bank Ltd.	878	16,846
HKT Trust & HKT Ltd.	50,829	69,070
Hong Kong Exchanges & Clearing Ltd.	274	17,488
Link REIT	465	4,446
MTR Corp. Ltd.	985	5,837
New World Development Co., Ltd.	2,111	10,010
Power Assets Holdings Ltd.	14,106	91,122
Sino Land Co., Ltd.	20,811	31,868
Sun Hung Kai Properties Ltd.	818	11,715
Xinyi Glass Holdings Ltd.	4,225	15,767
Total Hong Kong		308,412
Israel - 0.1%
Teva Pharmaceutical Industries Ltd.*(2)	351	3,387
Italy - 3.1%
Assicurazioni Generali SpA	4,868	97,303
Enel SpA	3,648	33,668
Eni SpA	1,885	22,414
Snam SpA	11,456	69,362
Terna - Rete Elettrica Nazionale	1,057	8,406
Total Italy		231,153
Japan - 15.4%
ABC-Mart, Inc.	233	12,786
Bandai Namco Holdings, Inc.	382	24,587
Bridgestone Corp.	585	25,596
Canon, Inc.	1,323	30,107
Chugai Pharmaceutical Co., Ltd.	93	3,408
Daito Trust Construction Co., Ltd.	103	12,055
Denso Corp.	85	5,797
Disco Corp.	20	5,679
FANUC Corp.	45	10,000
ITOCHU Corp.	616	18,148
Itochu Techno-Solutions Corp.	699	21,377
Japan Exchange Group, Inc.	439	9,928
Japan Tobacco, Inc.	6,894	134,480
KDDI Corp.	381	11,572
Kirin Holdings Co., Ltd.	678	12,360
Mitsubishi Corp.	2,660	74,244
Mitsui & Co., Ltd.	1,805	41,125
MS&AD Insurance Group Holdings, Inc.	633	19,503
Nintendo Co., Ltd.	184	94,595
Nomura Research Institute Ltd.	424	13,604
Obic Co., Ltd.	117	20,498
Otsuka Corp.	464	24,066
SBI Holdings, Inc.	340	8,101
SCSK Corp.	99	5,938
Sekisui House Ltd.	3,269	64,379

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

July 31, 2021 (unaudited)

Security Description	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Seven & i Holdings Co., Ltd.	198	$8,786
SoftBank Corp.	8,564	111,592
Sumitomo Corp.	1,472	19,899
Takeda Pharmaceutical Co., Ltd.	1,601	53,734
Tokyo Electron Ltd.	101	41,356
Toyota Motor Corp.	587	52,464
Trend Micro, Inc.	1,445	74,947
USS Co., Ltd.	4,480	77,508
Total Japan		1,144,219
Netherlands - 1.0%
ASML Holding NV	14	10,612
Koninklijke Ahold Delhaize NV	1,173	36,450
Randstad NV	391	28,368
Total Netherlands		75,430
Norway - 1.4%
Gjensidige Forsikring ASA	1,197	27,409
Telenor ASA	4,358	75,669
Total Norway		103,078
Portugal - 0.1%
Galp Energia SGPS SA	559	5,453
Singapore - 2.6%
Ascendas Real Estate Investment Trust	13,900	32,007
CapitaLand Integrated Commercial Trust	15,781	25,041
DBS Group Holdings Ltd.	9	202
Mapletree Logistics Trust	6,494	10,113
Oversea-Chinese Banking Corp. Ltd.	2,942	26,707
Singapore Exchange Ltd.	1,491	13,073
Singapore Technologies Engineering Ltd.	11,430	33,827
United Overseas Bank Ltd.	1,147	22,247
Venture Corp. Ltd.	2,367	33,226
Total Singapore		196,443
Spain - 3.4%
ACS Actividades de Construccion y Servicios SA	725	19,058
Enagas SA	3,759	86,329
Endesa SA	1,032	25,109
Naturgy Energy Group SA	3,304	85,403
Red Electrica Corp. SA	1,925	38,192
Total Spain		254,091
Sweden - 1.7%
Evolution AB(1)	21	3,658
Skandinaviska Enskilda Banken AB Class A	2,129	28,825
Svenska Handelsbanken AB Class A	1,027	11,584
Swedbank AB Class A	1,037	20,209
Tele2 AB Class B	3,743	54,982
Telia Co. AB	1,667	7,318
Total Sweden		126,576
Switzerland - 11.5%
ABB Ltd.	606	22,164
Adecco Group AG	324	19,415
Cie Financiere Richemont SA	90	11,525
EMS-Chemie Holding AG	25	27,709
Kuehne + Nagel International AG	82	27,664
Nestle SA	596	75,532
Security Description	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Novartis AG	2,752	$254,830
Roche Holding AG	199	76,966
SGS SA	12	38,854
Swiss Life Holding AG	24	12,399
Swiss Re AG	733	66,369
Zurich Insurance Group AG	553	223,312
Total Switzerland		856,739
United Kingdom - 14.0%
Admiral Group PLC	2,197	103,831
Aviva PLC	1,832	9,863
BAE Systems PLC	5,531	44,284
British American Tobacco PLC	4,692	174,820
Direct Line Insurance Group PLC	16,533	68,414
GlaxoSmithKline PLC	6,832	134,642
Imperial Brands PLC	5,509	118,080
Legal & General Group PLC	7,494	27,229
National Grid PLC	2,587	33,230
Persimmon PLC	1,763	71,165
Phoenix Group Holdings PLC	3,674	34,696
SSE PLC	595	11,955
Unilever PLC	3,682	212,449
Total United Kingdom		1,044,658
Total Common Stocks
(Cost $6,908,198)		7,392,390

PREFERRED STOCKS - 0.2%

Germany - 0.2%
Porsche Automobil Holding SE, 2.44%	165	17,866

Total Preferred Stocks
(Cost $12,125)		17,866
TOTAL INVESTMENTS - 99.6%
(Cost $6,920,323)		7,410,256
Other Assets in Excess of Liabilities - 0.4%		30,328
Net Assets - 100.0%		$7,440,584

*	Non-income producing security.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At July 31, 2021, the aggregate value of these securities was $25,997, or 0.3% of net assets.
(2)	American Depositary Receipts.

Schedule of Investments - Virtus WMC International Dividend ETF (continued)

July 31, 2021 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2021.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$7,392,390	$–	$–	$7,392,390
Preferred Stock	17,866	–	–	17,866
Total	$7,410,256	$–	$–	$7,410,256

Sector Breakdown

As of July 31, 2021 (based on net assets)

Financials	21.4%

Materials	11.8%

Health Care	11.8%

Consumer Staples	10.7%

Industrials	9.8%

Communication Services	9.5%

Utilities	8.5%

Consumer Discretionary	6.9%

Information Technology	4.1%

Energy	3.1%

Real Estate	1.8%

Preferred Stock	0.2%

Other Assets in Excess of Liabilities	0.4%
Total	100.0%